Note 3 - Trade Accounts and Notes Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	December 31,
	2017	2016
Trade accounts receivable	12,202	10,286
Notes receivable	181	116
Less: allowance for doubtful accounts	(1,029)	(960)
Total	11,354	9,442
Less current portion	(11,277)	(9,143)
Total long-term portion	77	299

Schedule of Financing Receivables, Minimum Payments [Table Text Block]
Sales type leases

2018	217
2019	45
2020	21
2021	10
2022	-
Total minimum payments	293